                                                   Rule 497(e)
                                                   File Nos. 2-10653 and 811-82

[Logo]  THE CGM FUNDS

        Post Office Box 449
        Boston, Massachusetts 02117-0449


                           CGM AMERICAN TAX FREE FUND
                             CGM FIXED INCOME FUND

                        SUPPLEMENT DATED APRIL 25, 2002
                      TO THE PROSPECTUS DATED MAY 1, 2002

         The Board of Trustees (the "Board") of CGM Trust (the "Trust") voted to close each of CGM American Tax Free Fund and CGM Fixed Income Fund (each a "Fund") to new investments, effective April 25, 2002, and adopted a plan to liquidate each Fund no later than June 14, 2002.

         The Board determined that liquidation is in the best interests of each Fund's shareholders because, in the view of Capital Growth Management Limited Partnership ("CGM"), each Fund's investment manager, a view in which the Board concurs, each Fund is unlikely to grow sufficiently to enable it to benefit from the economies of scale that are offered by large funds. In making this determination with respect to each Fund, the Board considered that the small size of the Fund, its high expense ratio absent fee waivers and expense reimbursements, CGM's unwillingness to maintain indefinitely the Fund's expenses at current levels, and the relative lack of investor interest in the Fund have rendered the continued operation of the Fund impracticable.

         The Prospectus is hereby amended by removing information relating to an offering of shares of each Fund.

         Should you have any questions or request further information, please call 800-598-0794.

CGM TRUST

One International Place
Boston, MA 02110                                               AFP02 Supplement

                                                   Rule 497(e)
                                                   File Nos. 2-10653 and 811-82

[Logo]  THE CGM FUNDS

        Post Office Box 449
        Boston, Massachusetts 02117-0449

                           CGM AMERICAN TAX FREE FUND
                             CGM FIXED INCOME FUND

                        SUPPLEMENT DATED APRIL 25, 2002
          TO THE STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2002

         The Board of Trustees (the "Board") of CGM Trust (the "Trust") voted to close each of CGM American Tax Free Fund and CGM Fixed Income Fund (each a "Fund") to new investments, effective April 25, 2002, and adopted a plan to liquidate each Fund no later than June 14, 2002.

         The Board determined that liquidation is in the best interests of each Fund's shareholders because, in the view of Capital Growth Management Limited Partnership ("CGM"), each Fund's investment manager, a view in which the Board concurs, each Fund is unlikely to grow sufficiently to enable it to benefit from the economies of scale that are offered by large funds. In making this determination with respect to each Fund, the Board considered that the small size of the Fund, its high expense ratio absent fee waivers and expense reimbursements, CGM's unwillingness to maintain indefinitely the Fund's expenses at current levels, and the relative lack of investor interest in the Fund have rendered the continued operation of the Fund impracticable.

         The Statement of Additional Information is hereby amended by removing information relating to an offering of shares of each Fund.

         Should you have any questions or request further information, please call 800-598-0794.

CGM TRUST
One International Place
Boston, MA 02110                                             AFSAI02 Supplement